Provisions	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions	11. Provisions

Onerous contract provisions	€'000
At January 1, 2022	-
Provisions made during the year	8,403
At December 31, 2022	8,403
Movements during the period	-
At June 30, 2023	8,403